Document and Entity Information	12 Months Ended
Dec. 31, 2013
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Trading Symbol	cnit
Entity Registrant Name	China Information Technology, Inc.
Entity Central Index Key	0001552670
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	29,366,528
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY